Implications of the COVID-19 Pandemic	12 Months Ended
Dec. 31, 2021
Implications of the COVID-19 Pandemic
Implications of the COVID-19 Pandemic

(IN.2)Implications of the COVID-19 Pandemic

y Management Judgments and Estimates Due to the COVID-19 Pandemic

Management judgments and estimates can affect the amounts and reporting of assets and liabilities as at the reporting date, and the amounts of income and expense reported for the period. Due to the global consequences of the ongoing COVID-19 pandemic, these management judgments and estimates continue to be subject to uncertainty. Actual amounts may differ from the management judgments and estimates; changes could have a material impact on the Consolidated Financial Statements. All available information on the expected economic developments and country-specific governmental mitigation measures was included when updating the management judgments and estimates. This information was also included in the analysis of the recoverability and collectability of assets and receivables.

As the pandemic continues, it remains difficult to predict its duration and the magnitude of its impact on assets, liabilities, results of operations, and cash flows. We based our financial-statement-related estimates and assumptions on existing knowledge and best information available at the time, and applied a scenario that assumes the COVID-19 situation will continue to improve as vaccine programs continue to take effect globally, leading to a growing demand environment in 2022.

We will continue to analyze possible future effects of the COVID-19 pandemic on the measurement of individual assets and liabilities.

The impact of global travel restrictions on SAP’s Concur business continues, leading to an overall further decline in pay-as-you-go transactional revenues as part of software as a service revenue (defined in Note (A.1)) compared to 2020. Over the course of the second half of 2021, such revenues have started to increase again.

The overall impact of the COVID-19 pandemic on SAP’s consolidated financial statements has not been significant.